Short-term Debt (Details) (USD $) In Millions, unless otherwise specified					1 Months Ended
	Mar. 29, 2013 Commercial Paper [Member]	Mar. 30, 2012 Commercial Paper [Member] Parent Company [Member]	Mar. 29, 2013 Line of Credit Foreign Bank [Member] Guarantor Subsidiaries [Member]	Mar. 30, 2012 Line of Credit Foreign Bank [Member] Guarantor Subsidiaries [Member]	Mar. 29, 2013 Minimum [Member] Commercial Paper [Member]	Mar. 29, 2013 Maximum [Member] Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term Debt, Term					1 month	3 months
Commercial paper outstanding	$ 0	$ 0	$ 0	$ 43